SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Reconciliation Operating Income to EBITDA
Summarized financial information for the Company’s reportable segments are presented and reconciled to consolidated financial information in the following tables, including a reconciliation of segment earnings to income before income taxes:

	For the Year Ended December 31, 2024
	Safety Services	Specialty Services	Total
Revenues from external customers	$4,795	$2,223	$7,018
Intersegment revenues	2	6	8
Net revenues	4,797	2,229	7,026

Reconciliation of revenue:
Elimination of intersegment revenues			(8)
Total consolidated revenues			$7,018

Less: (a)
Segment cost of revenues(b)	3,050	1,790
Segment operating expenses (c)	1,019	242
Plus:
Segment other income/expense	6	10
Depreciation	31	46
Segment earnings	$765	$253	$1,018

Reconciliation of profit/(loss):
Corporate/other profit/(loss) (d)			$(125)
Interest income/(expense)			(146)
Depreciation			(80)
Amortization			(222)
Contingent consideration and compensation			(3)
Non-service pension expense			(22)
Business process transformation expenses			(52)
Acquisition related expenses			(13)
Loss on extinguishment of debt, net			(1)
Restructuring program related costs			(32)
Other			8
Income before income taxes			$330

Asset information:
Total assets	$6,266	$1,368	$7,634
Capital expenditures	23	48	71
(a) The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM. Intersegment expenses are included within the amounts shown and amortization expense is excluded from the amounts shown.
(b) Segment cost of revenues consists of costs such as direct labor, materials, subcontract costs and indirect costs related to contract performance, adjusted for non-recurring items.
(c) Segment operating expenses consist primarily of compensation and associated costs for sales and corporate marketing, administrative expenses associated with accounting, finance, legal, information systems, leadership development, and other corporate expenses, adjusted for non-recurring items.
(d) Corporate/other profit/(loss) includes amounts related to corporate functions such as administrative costs, professional fees, and other discrete items.

	For the Year Ended December 31, 2023
	Safety Services	Specialty Services	Total
Revenues from external customers	$4,422	$2,506	$6,928
Intersegment revenues	3	12	15
Net revenues	$4,425	$2,518	$6,943

Reconciliation of revenue:
Elimination of intersegment revenues			(15)
Total consolidated revenues			$6,928

Less: (a)
Segment cost of revenues (b)	2,898	2,064
Segment operating expenses (c)	930	237
Plus:
Segment other income/expense	3	10
Depreciation	25	51
Segment earnings	$625	$278	$903

Reconciliation of profit/(loss):
Corporate/other profit/(loss) (d)			$(121)
Interest income/(expense)			(145)
Depreciation			(79)
Amortization			(224)
Contingent consideration and compensation			(14)
Non-service pension benefit			12
Business process transformation expenses			(30)
Acquisition related expenses			(7)
Loss on extinguishment of debt, net			(7)
Restructuring program related costs			(46)
Other			(10)
Income before income taxes			$232

Asset information:
Total assets	$5,586	$1,423	$7,009
Capital expenditures	23	50	73
(a) The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM. Intersegment expenses are included within the amounts shown and amortization expense is excluded from the amounts shown.
(b) Segment cost of revenues consists of costs such as direct labor, materials, subcontract costs and indirect costs related to contract performance, adjusted for non-recurring items.
(c) Segment operating expenses consist primarily of compensation and associated costs for sales and corporate marketing, administrative expenses associated with accounting, finance, legal, information systems, leadership development, and other corporate expenses, adjusted for non-recurring items.
(d) Corporate/other profit/(loss) includes amounts related to corporate functions such as administrative costs, professional fees, and other discrete items.

	For the Year Ended December 31, 2022
	Safety Services	Specialty Services	Total
Revenues from external customers	$4,115	$2,443	$6,558
Intersegment revenues	$8	$21	$29
Net revenues	$4,123	$2,464	$6,587

Reconciliation of revenue:
Elimination of intersegment revenues			(29)
Total consolidated revenues			$6,558

Less: (a)
Segment cost of revenues (b)	2,755	2,072
Segment operating expenses (c)	861	209
Plus:
Segment other income/expense	(1)	8
Depreciation	24	48
Segment earnings	$530	$239	$769

Reconciliation of profit/(loss):
Corporate/other profit/(loss) (d)			$(96)
Interest income/(expense)			(125)
Depreciation			(77)
Amortization			(227)
Contingent consideration and compensation			(9)
Non-service pension benefit			42
Inventory step-up			(9)
Business process transformation expenses			(31)
Acquisition related expenses			(121)
Gain on extinguishment of debt, net			5
Restructuring program related costs			(30)
Other			2
Income before income taxes			$93

Asset information:
Total assets	$5,775	$1,535	$7,310
Capital expenditures	23	51	74
(a) The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM. Intersegment expenses are included within the amounts shown and amortization expense is excluded from the amounts shown.
(b) Segment cost of revenues consists of costs such as direct labor, materials, subcontract costs and indirect costs related to contract performance, adjusted for non-recurring items.
(c) Segment operating expenses consist primarily of compensation and associated costs for sales and corporate marketing, administrative expenses associated with accounting, finance, legal, information systems, leadership development, and other corporate expenses, adjusted for non-recurring items.
(d) Corporate/other profit/(loss) includes amounts related to corporate functions such as administrative costs, professional fees, and other discrete items.